Investments in Master Trust - Schedule of Master Trust and Plan's Interest in Master Trust (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at contract value	$ 630,900	$ 638,500
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	41,075,003	38,287,704
Receivables	3,782,771	1,709,036
Payables	(4,515,902)	(2,334,686)
Total net assets in Verizon Master Savings Trust at fair value	40,341,872	37,662,054
Investments at contract value	630,899	638,484
Total investments	40,972,771	38,300,538
Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,765,614	1,767,488
Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,196,919	2,765,873
Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	778,496	765,080
Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,036,142	1,060,410
Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	44,560	34,505
Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	6,135,376	9,699,087
Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,782,978	3,871,715
Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	22,073,102	16,479,964
Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	925,667	756,563
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	971,145	783,662
Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	365,004	303,357
Master Trust Balances | Fully benefit-responsive investment contracts
EBP, Master Trust [Line Items]
Investments at contract value	630,899	638,484
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,637,251	3,347,070
Receivables	188,369	0
Payables	(427,410)	(230,154)
Total net assets in Verizon Master Savings Trust at fair value	3,398,210	3,116,916
Investments at contract value	229,985	231,252
Total investments	3,628,195	3,348,168
Plan's Interest in Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	156,347	154,512
Plan's Interest in Master Trust Balances | U.S. government securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	283,092	241,790
Plan's Interest in Master Trust Balances | Preferred debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	68,937	66,882
Plan's Interest in Master Trust Balances | Other debt securities
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	91,751	92,700
Plan's Interest in Master Trust Balances | Preferred stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	3,946	3,016
Plan's Interest in Master Trust Balances | Common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	543,297	847,884
Plan's Interest in Master Trust Balances | Verizon common stock
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	334,988	338,461
Plan's Interest in Master Trust Balances | Common/collective trusts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	1,954,606	1,440,661
Plan's Interest in Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	81,969	66,138
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	85,996	68,507
Plan's Interest in Master Trust Balances | Other
EBP, Master Trust [Line Items]
Total investments in the Verizon Savings Master Trust at fair value	32,322	26,519
Plan's Interest in Master Trust Balances | Fully benefit-responsive investment contracts
EBP, Master Trust [Line Items]
Investments at contract value	$ 229,985	$ 231,252